Investment in associates - Schedule of Financial Information Own Financial Statements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 2,136,100			$ 1,850,194
Current assets	(1,840,541)			(2,271,110)
Non-current liabilities	(2,601,875)			(1,863,313)
Current liabilities	(3,194,298)			(3,520,290)
Less capital reserves	3,621,261			$ 3,615,187
Revenue	905,813	$ 1,237,635
Net loss	(539,485)	(340,830)	[1]
Other comprehensive loss	(23,823)	(27,658)
Total comprehensive loss	(563,308)	(368,488)
The Group's share of losses in Polestar Times Technology	$ 201,427	$ 92,656
Polestar Technology
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	46.20%
Non-current assets	$ 44,759
Current assets	(60,806)
Non-current liabilities	(21,379)
Current liabilities	(132,663)
Net liabilities	(48,477)
Less capital reserves	(29,492)
Adjusted Net liabilities	(77,969)
The Group's share of net liabilities	(36,021)
Elimination of effects of downstream sales	(550)
Unrecognized effects of downstream sales	6,386
Unrecognized losses in Polestar Times Technology	29,231
Other reconciling items	954
Carrying amount of the Group's investment in Polestar Times Technology	0
Revenue	44,490
Net loss	(70,851)
Other comprehensive loss	(1,836)
Total comprehensive loss	(72,687)
The Group's share of losses in Polestar Times Technology	$ (33,581)

[1]	1 - Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised amounts.